Interest-bearing loans and borrowings - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 30,295	$ 28,622	$ 29,232
Issue of loans and borrowings	15	6,492	3,816
Repayment of loans and borrowings	(2,029)	(4,652)	(4,942)
Movement in short-term borrowings	364	(31)	161
Repayment of obligations under leases	(372)	(316)	(268)
Total changes in cash flows arising on financing activities from borrowings	(2,022)	1,493	(1,233)
Movement in overdrafts	(47)	(144)	20
New lease liabilities	566	710	444
Additions through business combinations		12
Exchange	692	(361)	187
Other movements	138	(37)	(28)
Liabilities arising from financing activities at end of period	$ 29,622	30,295	28,622
Payment of Acerta Pharma share purchase liability		833	867
Acerta Pharma B.V.
Reconciliation of liabilities
Payment of Acerta Pharma share purchase liability		$ 833	$ 867